INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 3,936
Cost at end of year	2,948	$ 3,936
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	4,479	4,631
Additions, net of disposals	35	21
Foreign currency translation	(987)	(173)
Cost at end of year	$ 3,527	$ 4,479